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DGHM V2000 SmallCap Value Fund
Investment Objective
The investment objective of the DGHM V2000 SmallCap Value Fund (the “V2000 SmallCap Value Fund” or the “Fund”) is long-term capital appreciation.
Fees and Expenses of the V2000 SmallCap Value Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the V2000 SmallCap Value Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - DGHM V2000 SmallCap Value Fund - USD ($)	Institutional Class	Investor Class	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of amount purchased or redeemed, whichever is lower)	none	none	1.00%
Redemption Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - DGHM V2000 SmallCap Value Fund		Institutional Class	Investor Class	Class C
Management Fees		0.80%	0.80%	0.80%
Distribution and Service (12b-1) Fees		none	0.25%	1.00%
Other Expenses		0.71%	0.88%	0.71%
Shareholder Services Plan		0.05%	0.15%	none
Total Annual Fund Operating Expenses	[1]	1.56%	2.08%	2.51%
Fee Waivers and/or Expense Reimbursements	[1],[2]	(0.58%)	(0.85%)	(0.53%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1],[2]	0.98%	1.23%	1.98%
[1]	The V2000 SmallCap Value Fund's investment adviser, Dalton, Greiner Hartman, Maher & Co., LLC (the "Advisor"), has agreed, through June 30, 2021, to waive or reduce its fees and to assume other expenses of the V2000 SmallCap Value Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the V2000 SmallCap Value Fund's business, dividend expense on short sales, and expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, each as applicable) to not more than 0.98% of the average daily net assets of each share class. The Board of Trustees or the Advisor may terminate this expense limitation agreement by mutual written consent. The Advisor is entitled to recoup any fees waived or reduced and/or expenses reimbursed within three years following the date such waiver and/or reimbursement was made, provided that the share class is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time of the recoupment.
[2]	"Fee Waivers and/or Expense Reimbursements" and "Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements" have been restated to reflect the current expense limitation obligations of the Advisor.

Example

The following example is intended to help you compare the cost of investing in the V2000 SmallCap Value Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the V2000 SmallCap Value Fund for the periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the V2000 SmallCap Value Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - DGHM V2000 SmallCap Value Fund - USD ($)	1 Year		3 Years	5 Years	10 Years
Institutional Class	100		436	795	1,807
Investor Class	125		570	1,040	2,343
Class C	301	[1]	731	1,288	2,806
[1]	If you did not redeem your shares your cost would be $201 for the one-year period.

Portfolio Turnover

The V2000 SmallCap Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the V2000 SmallCap Value Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the V2000 SmallCap Value Fund’s performance. During the most recent fiscal year ended February 29, 2020, the V2000 SmallCap Value Fund’s portfolio turnover rate was 42.42% of the average value of its portfolio.

Principal Investment Strategies

To achieve its investment objective, the V2000 SmallCap Value Fund invests, under normal circumstances, at least 80% of its net assets, plus the amount of borrowings for investment purposes, in publicly traded equity securities of various small capitalization issuers that the Advisor believes are undervalued. Publicly traded equity securities include common stocks, preferred stocks, convertible securities, real estate investment trusts and exchange-traded funds (“ETFs”) that invest in small capitalization securities. The V2000 SmallCap Value Fund defines a small capitalization company as a company with a market capitalization within a range of $250 million and $5.0 billion; this range is determined by the capitalization range of the companies held in the Russell 2000 Value® Index as of the date of the index’s annual rebalancing each June.

The Advisor uses a bottom-up selection process to attempt to identify equity securities of companies that appear to be selling at a discount relative to the Advisor’s assessment of their potential value. In identifying securities to be held by the V2000 SmallCap Value Fund, the Advisor will utilize a proprietary valuation model combined with in-depth industry and company specific research developed by the Advisor, which focuses on the cash flows, historical profitability, projected future earnings, and financial condition of individual companies. The Advisor may weigh other factors against a company’s valuation in deciding which securities the V2000 SmallCap Value Fund may purchase. These factors may include the following:

●	quality of the business franchise,

●	competitive advantage,

●	economic or market conditions,

●	deployment of capital, and

●	reputation, experience, and competence of the company’s management.

Generally, securities are sold when the characteristics and factors used to select the security change or when the security has appreciated to the point that it is no longer attractive for the V2000 SmallCap Value Fund to hold the security in its portfolio of investments. In pursuit of its investment objective, the V2000 SmallCap Value Fund may invest a significant portion of its assets in one or more sectors of the equity securities market, such as healthcare, technology, natural resources, etc. In implementing the investment strategy of the V2000 SmallCap Value Fund, the Advisor invests with a multi-year investment horizon rather than focusing on the month or quarter end data.

Principal Risks

An investment in the V2000 SmallCap Value Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the V2000 SmallCap Value Fund will be successful in meeting its investment objective. The Advisor’s ability to choose suitable investments has a significant impact on the ability of the V2000 SmallCap Value Fund to achieve its investment objective. Generally, the V2000 SmallCap Value Fund will be subject to the following additional risks:

●	Market Risk

Market risk refers to the risk that the value of securities in the V2000 SmallCap Value Fund’s portfolio may decline due to daily fluctuations in the securities markets generally.

●	Equity Securities

Since the V2000 SmallCap Value Fund invests in equity securities, it is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

●	Convertible Securities

Convertible securities are subject to the risks and price fluctuations of the underlying stock. They may be subject to the risk that the issuer will not be able to pay interest or dividends when due and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness.

●	Small-Cap Securities

Investing in the securities of small-cap companies generally involves substantially greater risk than investing in larger, more established companies.

●	Management Style Risk

Because the V2000 SmallCap Value Fund invests primarily in value stocks (stocks that the Advisor believes are undervalued), the V2000 SmallCap Value Fund’s performance may at times be better or worse than the performance of stock funds that focus on other types of stock strategies (e.g. growth stocks), or that have a broader investment style.

●	Sector Risk

Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the V2000 SmallCap Value Fund invests more heavily in a sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.

●	Issuer Risk

The value of any of the V2000 SmallCap Value Fund’s portfolio securities may decline for a number of reasons, which directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services.

●	Real Estate Investment Trust (“REIT”) Risk

REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income.

●	ETF Risk

An investment in an ETF generally presents the same primary risks as an investment in a conventional registered mutual fund (i.e., one that is not exchange traded), including the risk that the general level of stock prices, or that the prices of stocks within a sector, may increase or decrease, thereby affecting the value of the shares of an ETF. ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its net asset value (“NAV”) or an active market may not develop. There is also the risk that the Fund may suffer losses due to the investment practices of the ETF. In addition, all ETFs will have costs and expenses that will be passed on to the Fund and these costs and expenses will in turn increase the V2000 SmallCap Value Fund’s expenses.

Fund's Past Performance

The bar chart and performance table below illustrate the variability of the V2000 SmallCap Value Fund’s returns. The V2000 SmallCap Value Fund’s past performance (before and after taxes) does not necessarily indicate how the V2000 SmallCap Value Fund will perform in the future. The information provides some indication of the risks of investing in the V2000 SmallCap Value Fund by showing changes in its performance from year to year and by showing how its average annual returns for one-year, five-years, and since inception periods compare with those of a broad-based securities market index. Updated information on the V2000 SmallCap Value Fund’s results can be obtained by visiting www.dghmfunds.com or by calling toll free at 1-800-653-2839.

The V2000 SmallCap Value Fund was reorganized on October 23, 2013 from a series of DGHM Investment Trust, a Delaware statutory trust (the “Predecessor Fund”), to a series of the World Funds Trust, a Delaware statutory trust (the “Reorganization”). While the V2000 SmallCap Value Fund is a continuation of the Predecessor Fund and would have invested in the same portfolio of securities, the V2000 SmallCap Value Fund’s performance during the same period may have been different than the performance of the Predecessor Fund due to, among other things, differences in fees and expenses.

The following bar chart shows the V2000 SmallCap Value Fund’s annual returns for the Institutional Class for each calendar year of the Fund’s operations since its inception. The performance of the V2000 SmallCap Value Fund’s Investor Class and Class C would differ from the Institutional Class returns shown in the bar chart because the expenses of the Classes differ.

DGHM V2000 SmallCap Value Fund (I Class) Calendar Year Total Returns

During the periods shown in the bar chart, the Institutional Class’ highest return for a calendar quarter was 13.23% (quarter ending 03/31/19) and the Institutional Class’ lowest return for a calendar quarter was -19.86% (quarter ending 09/30/11). The year-to-date return for the Institutional Class shares as of March 31, 2020 was -34.33%.

The following table shows how average annual total returns of the V2000 SmallCap Value Fund’s Institutional Class and Investor Class compared to those of the V2000 SmallCap Value Fund’s benchmark. The table also presents the impact of taxes on the V2000 SmallCap Value Fund’s Institutional Class.

Average Annual Total Return as of December 31, 2019
Average Annual Total Returns - DGHM V2000 SmallCap Value Fund	1 Year		5 Years		Since Inception	[1]	Inception Date
Institutional Class	22.23%		5.34%		9.89%		Jun. 30, 2010
Institutional Class | After Taxes on Distribution	18.86%	[2]	4.02%	[2]	7.39%	[2]	Jun. 30, 2010
Institutional Class | After Taxes on Distribution and Sale of Fund Shares	14.74%		3.88%		6.92%		Jun. 30, 2010
Investor Class	21.68%		4.91%		9.43%		Jun. 30, 2010
Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)	22.39%		6.99%		11.20%		Jun. 30, 2010
[1]	The V2000 SmallCap Value Fund commenced operations on June 30, 2010 for Investor Class and Institutional Class. The V2000 SmallCap Value Fund has the same investment objective, strategies and policies as the Predecessor Fund. Class C shares have not commenced operations. Class C shares would differ from the V2000 SmallCap Value Fund's other classes of shares to the extent that they bear different expenses, such as distribution (12b-1) expenses.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.